INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD - Movement (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Opening balance	$ 99,866,733	$ 102,410,945	$ 86,809,069
Other investment increases in associates (Capital contributions to Leao Alimentos e Bebidas Ltda. and Coca-Cola del Valle New Ventures S.A.)			15,615,466
Dividends received	(1,215,126)	(1,076,491)	(403,414)
Share in operating income	3,248,680	(2,495,621)	2,194,144
Amortization unrealized income in associates	(566,422)	(919,462)	85,268
Increase (decrease) in foreign currency translation, investments in associates	(13,377,511)	1,947,362	(1,889,588)
Ending balance	$ 87,956,354	$ 99,866,733	$ 102,410,945